Deferred income (Tables)	12 Months Ended
Dec. 31, 2021
Deferred income
Schedule of movement in the non-current and current deferred income

	Total	Gilead collaboration agreement for filgotinib	Gilead collaboration agreement for ziritaxestat	Gilead collaboration agreement for drug discovery platform (2)	AbbVie collaboration agreement for CF	Deferred income related to contracts in our fee-for-service segment	Other deferred income (grants)
	(Euro, in thousands)

On December 31, 2018	€149,801	€145,798	€—	€—	€3,224	€471	€308

Upfront received and impact of initial valuation of share subscription	3,655,416	641,663	666,967	2,346,787
Milestones received	49,727	27,317			22,410
Significant financing component (3)	6,900	6,900

Revenue recognition of upfront	(1,009,663)	(260,207)	(666,967)	(80,918)	(1,570)
Revenue recognition of milestones	(51,156)	(27,092)			(24,064)
Catch-up effect on closing date (1)	245,883	245,883

Other movements	(46,262)			(45,856)		(109)	(297)

On December 31, 2019	3,000,646	780,261	—	2,220,013	—	362	10

Upfront received	160,000	160,000
Milestones received	90,192	90,192
Significant financing component (3)	16,278	16,278

Revenue recognition of upfront	(411,417)	(181,816)		(229,601)
Revenue recognition of milestones	(46,261)	(46,261)

Other movements	(305)					(362)	57

On December 31, 2020	2,809,133	818,654	—	1,990,412	—	—	67

Upfront received	12,643	12,643
Significant financing component (3)	9,289	9,289

Revenue recognition of upfront	(433,884)	(203,301)		(230,582)
Revenue recognition of milestones	(32,408)	(32,408)

Other movements	(67)						(67)

On December 31, 2021	€2,364,701	€604,875	€—	€1,759,828	€—	€—	€—
(1)	Following the contract amendment, the revenue recognized for filgotinib for the year ended December 31, 2019 included a negative catch-up effect resulting from the decrease in the percentage of completion applied to previously received upfront and milestones for that program.
(2)	The upfront received and the outstanding balance on December 31, 2021 and December 31, 2020 comprise the issuance liabilities for the warrants and the upfront payment allocated to the drug discovery platform. Other movements in 2019 include the derecognition of warrant issuance liabilities through the share premium account.
(3)	With regard to the additional consideration received for the extended cost sharing for filgotinib, we assume the existence of a sigificant financing component reflecting the time value of money on the estimated recognition period